Other non-current assets, net	12 Months Ended
Dec. 31, 2022
Other non-current assets, net
Other non-current assets, net

12.Other non-current assets, net

The following is a summary of other non-current assets as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	RMB	RMB
Prepayments on long‑term assets (a)	31,379	13,398
Deposits for rental	17,582	6,423
Other non‑current assets	48,961	19,821
Less: impairment	—	(6,363)
Other non‑current assets, net	48,961	13,458
(a)	The Group made certain prepayments for the purchase of manufacturing equipment and software.
(b)	The Group recorded nil, nil and RMB12,591 impairment losses for the years ended December 31, 2020, 2021 and 2022, respectively.